Accounts receivable	12 Months Ended
Dec. 31, 2019
Accounts receivable
Accounts receivable

7.           Accounts receivable

a.           The balance of accounts receivable is as follows:

	December 31,
	2019		2018		2017
Receivables	Ps.	766,748	Ps.	728,552	Ps.	668,980
Allowance for doubtful accounts (note 7 b.)		(8,992)		(31,986)		(38,223)
	Ps.	757,756	Ps.	696,566	Ps.	630,757

Accounts receivable represent principally the passenger charges (TUA) paid by each passenger (other than diplomats, infants, and transit passengers) using the airports operated by the Company. These TUA are collected by airlines and subsequently paid to the Company. As of December 31, 2019, 2018 and 2017, amounts receivable for passenger charges amounted to Ps.625,246,  Ps.577,391 and Ps.486,650, respectively.

The Company’s management considers that the carrying amount of accounts receivable approximates its fair value given their short-term nature. No interest income is generated by any short-term account receivable. As of December 31, 2019, 2018 and 2017, the balance of the allowance for doubtful accounts was Ps.8,992,  Ps.31,986 and Ps.38,223 respectively.

The following tables set forth a percentage of the principal customers that compose the accounts receivable (before allowance for doubtful accounts) as well as the revenues generated from the Company’s principal customers, which may represent a potential credit risk for the Company if the counterparty had financial and operating difficulties that would prevent them from being able to settle amounts due to the Company.

	December 31,
	2019	2018	2017
	%	%	%
Accounts receivable:
Aeroenlaces Nacionales, S. A. de C. V.	21.16	23.76	20.40
Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V.	27.40	24.20	18.14
Aerolitoral, S. A. de C. V.	20.88	21.47	24.21
Aerovías de México, S. A. de C.V.	6.70	7.15	6.01

	Year ended December 31,
	2019	2018	2017
	%	%	%
Revenues by client:
Aerolitoral, S. A. de C. V.	13.26	14.99	14.17
Aeroenlaces Nacionales, S. A. de C. V.	17.79	16.84	15.19
ABC Aerolíneas, S. A. de C. V.	10.38	11.19	11.06
Concesionaria Vuela Compañía de Aviación, S. A. P. I. de C. V.	16.11	13.79	12.74
Aerovías de México, S. A. de C. V.	4.07	4.41	4.85

b.           The changes in the allowance for doubtful accounts are as follows:

	December 31,
	2019		2018		2017

Beginning balance	Ps.	31,986	Ps.	38,223	Ps.	67,482
Decrease		(241)		(5,960)		(10,561)
Write-off		(22,753)		(277)		(18,698)
Ending balance	Ps.	8,992	Ps.	31,986	Ps.	38,223

The write-off of doubtful accounts is recognized once the Company has exhausted all means for collection of the account.

The movements in the estimate for customer impairment in 2019, with the expected loss model used by the Company, are presented below:

	Airports		Others		Total

Gross book value	Ps.	731,146	Ps.	35,602	Ps.	766,748
Collateral		69,221		9,766		78,987

Probability of default in range		0% - 100%		0% - 100%
Loss due to default range		0% - 100%		0% - 100%
Beginning balance of impairment of account receivable	Ps.	31,475	Ps.	511	Ps.	31,986
(Decrease) increase in the provision		125		(366)		(241)
Write-off		(22,753)		—		(22,753)
Ending balance	Ps.	8,847	Ps.	145	Ps.	8,992